Acquisition (Table)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Business Acquisition [Line Items]
ScheduleOfPriorPeriodAdjustmentsRelatedToAssetDropDown [Table Text Block]
The following table presents the collective impact of the E2 Drop Down, VEX Drop Down and EMH Drop Downs on the first quarters of 2014 and 2015 revenue, net income, net income attributable to non-controlling interest and net income attributable to EnLink Midstream Partners, LP as presented in the Partnership's historical Condensed Consolidated Statements of Operations:

	Three Months Ended March 31, 2015
	Partnership Historical	EMH*	VEX	Combined
	(in millions)
Revenues	$936.3	$—	$4.2	$940.5
Net income (loss)	$35.0	$—	$0.7	$35.7
Net income attributable to non-controlling interest	$15.4	$(15.3)	$—	$0.1
Net income attributable to EnLink Midstream Partners, LP	$19.6	$15.3	$0.7	$35.6
General partner interest in net income	$10.5	$15.3	$0.7	$26.5

	Three Months Ended March 31, 2014
	Partnership Historical	EMH**	E2	VEX***	Combined
	(in millions)
Revenues	$722.5	$—	$0.5	$—	$723.0
Net income (loss)	$54.6	$—	$(0.1)	$(0.9)	$53.6
Net income attributable to non-controlling interest	$10.5	$(10.5)	$—	$—	$—
Net income attributable to EnLink Midstream Partners, LP	$44.1	$10.5	$(0.1)	$(0.9)	$53.6
General partner interest in net income	$0.9	$10.5	$(0.1)	$(0.9)	$10.4

BusinessAcquisitionProFormaInformation
The following unaudited pro forma condensed financial information for the three months ended March 31, 2015 and 2014 gives effect to the business combination, Chevron acquisition, Coronado acquisition, LPC acquisition, VEX Drop Down, EMH Drop Downs and E2 Drop Down as if they had occurred on January 1, 2014. The unaudited pro forma condensed financial information has been included for comparative purposes only and is not necessarily indicative of the results that might have occurred had the transactions taken place on the dates indicated and is not intended to be a projection of future results. Pro forma financial information associated with the business combination and acquisitions is reflected below.

	Three Months Ended March 31,
	2015 (1)	2014 (1)
	(in millions, except for per unit data)
Pro forma total revenues (2)	$1,062.6	$1,379.8
Pro forma net income	$30.5	$33.8
Pro forma net income attributable to EnLink Midstream Partners, LP	$30.4	$33.8
Pro forma net income per common unit:
Basic	$0.01	$(0.01)
Diluted	$0.01	$(0.01)

Chevron Acquisition [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table presents the fair value of the identified assets received and liabilities assumed at the acquisition date.

Purchase Price Allocation (in millions):
Assets acquired:
Property, plant and equipment	$225.3
Intangibles	13.0
Liabilities assumed:
Current liabilities	(6.8)
Total identifiable net assets	$231.5

LPC [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table presents the fair value of the identified assets received and liabilities assumed at the acquisition date.

Purchase Price Allocation (in millions):
Assets acquired:
Current assets (including $21.1 million in cash)	$106.1
Property, plant and equipment	29.3
Intangibles	49.2
Goodwill	25.3
Liabilities assumed:
Current liabilities	(106.1)
Deferred tax liability	(3.8)
Total identifiable net assets	$100.0

Coronado [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table presents the fair value of the identified assets received and liabilities assumed at the acquisition date. The purchase price allocation has been prepared on a preliminary basis pending receipt of a final valuation report and is subject to change.

Purchase Price Allocation (in millions):
Assets acquired:
Current assets (including $9.6 million in cash)	$26.2
Property, plant and equipment	306.0
Intangibles	294.0
Liabilities assumed:
Current liabilities	(24.1)
Total identifiable net assets	$602.1